                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Kevin Landis             San Jose, California       8/12/05
   -------------------------------    --------------------   -------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                  114
                                        --------------------

Form 13F Information Table Value Total: $            691,625
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-42                        The Equitable Life Assurance Society
    ------       -----------------         ------------------------------------

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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 as of 06/30/05

                           FORM 13F INFORMATION TABLE

      COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
------------------------- -------------- --------- ----------- ---------------------- ------------ -------- ------------------------
                                                     VALUE      SHRS OR   SH/   PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- --------- ----- ------ ------------ -------- --------- --------- ----
SanDisk Corp.             Common Stock   80004C101 $ 45,045.95 1,898,270 SH           SOLE                  1,897,500            770
Corning, Inc.             Common Stock   219350105 $ 40,297.87 2,424,661 SH           SOLE                  2,423,520           1141
Cisco Systems, Inc.       Common Stock   17275R102 $ 29,826.89 1,560,800 SH           SOLE                  1,559,645           1155
Netflix, Inc.             Common Stock   64110L106 $ 29,022.73 1,768,600 SH           SOLE                  1,768,600
Applied Materials, Inc.   Common Stock   038222105 $ 25,116.85 1,552,339 SH           SOLE                  1,551,532            807
Texas Instruments, Inc.   Common Stock   882508104 $ 23,848.69   849,615 SH           SOLE                    848,865            750
Comverse Technology, Inc. Common Stock   205862402 $ 22,304.32   943,100 SH           SOLE                    943,100
FLIR Systems, Inc.        Common Stock   302445101 $ 19,133.41   641,200 SH           SOLE                    641,200
Western Digital Corp.     Common Stock   958102105 $ 17,825.99 1,328,315 SH           SOLE                  1,328,315
Akamai Technologies, Inc. Common Stock   00971T101 $ 17,034.86 1,297,400 SH           SOLE                  1,297,400
Symbol Technologies, Inc. Common Stock   871508107 $ 15,989.40 1,620,000 SH           SOLE                  1,620,000
Taiwan Semiconductor
 Manufacturing Co. - ADR  ADR            874039100 $ 15,930.37 1,746,751 SH           SOLE                  1,744,471           2280
Tekelec, Inc.             Common Stock   879101103 $ 14,713.44   875,800 SH           SOLE                    875,800
SAP AG - ADR              ADR            803054204 $ 13,642.53   315,070 SH           SOLE                    314,675            395
Wind River Systems, Inc.  Common Stock   973149107 $ 13,368.77   852,600 SH           SOLE                    852,600
VeriSign, Inc.            Common Stock   92343E102 $ 12,829.84   446,100 SH           SOLE                    446,100
QUALCOMM, Inc.            Common Stock   747525103 $ 11,906.84   360,704 SH           SOLE                    360,180            524
Aeroflex, Inc.            Common Stock   007768104 $ 11,791.50 1,403,750 SH           SOLE                  1,403,750
Amdocs Ltd.               Common Stock   G02602103 $ 10,809.21   408,975 SH           SOLE                    408,390            585
Cypress Semiconductor
 Corp.                    Common Stock   232806109 $ 10,701.50   850,000 SH           SOLE                    850,000
UTStarcom, Inc.           Common Stock   918076100 $ 10,492.52 1,400,870 SH           SOLE                  1,400,870
Business Objects SA - ADR ADR            12328X107 $ 10,462.80   397,825 SH           SOLE                    397,255            570
Altera Corp.              Common Stock   021441100 $ 10,454.57   527,476 SH           SOLE                    526,700            776
Zoran Corp.               Common Stock   98975F101 $ 10,145.55   763,397 SH           SOLE                    763,397
Pixar                     Common Stock   725811103 $  9,918.91   198,180 SH           SOLE                    197,875            305
PMC-Sierra, Inc.          Common Stock   69344F106 $  9,896.33 1,060,700 SH           SOLE                  1,060,700
Xilinx, Inc.              Common Stock   983919101 $  9,807.43   384,605 SH           SOLE                    384,030            575
ASML Holding N.V.         Common Stock   N07059111 $  8,880.86   567,105 SH           SOLE                    566,563            542
Adobe Systems, Inc.       Common Stock   00724F101 $  8,880.50   310,290 SH           SOLE                    309,820            470
Agilent Technologies,
 Inc.                     Common Stock   00846U101 $  8,838.85   383,964 SH           SOLE                    383,391            573
IAC/InterActiveCorp       Common Stock   44919P102 $  8,378.06   348,360 SH           SOLE                    347,840            520
Napster, Inc.             Common Stock   630797108 $  7,947.26 1,892,205 SH           SOLE                  1,892,205
Cree, Inc.                Common Stock   225447101 $  7,641.00   300,000 SH           SOLE                    300,000
Flextronics International
 Ltd.                     Common Stock   Y2573F102 $  7,163.12   542,250 SH           SOLE                    541,660            590
EMC Corp.                 Common Stock   268648102 $  7,142.43   520,965 SH           SOLE                    520,190            775
Intel Corp.               Common Stock   458140100 $  7,114.12   272,990 SH           SOLE                    272,595            395
Microsoft Corp.           Common Stock   594918104 $  6,740.04   271,338 SH           SOLE                    271,040            298
TranSwitch Corp.          Common Stock   894065101 $  6,525.15 3,183,000 SH           SOLE                  3,183,000
Semiconductor
 Manufacturing
 International Corp.      Common Stock   81663N206 $  6,437.50   625,000 SH           SOLE                    625,000
TriQuint Semiconductor,
 Inc.                     Common Stock   89674K103 $  5,799.20 1,741,500 SH           SOLE                  1,741,500
Stratex Networks, Inc.    Common Stock   86279T109 $  5,357.10 3,114,591 SH           SOLE                  3,114,591
Nokia Corp. - ADR         ADR            654902204 $  5,248.76   315,430 SH           SOLE                    315,040            390
Anaren, Inc.              Common Stock   032744104 $  4,804.35   365,350 SH           SOLE                    365,350
Websense, Inc.            Common Stock   947684106 $  4,755.03    98,960 SH           SOLE                     98,960
Intrado, Inc.             Common Stock   46117A100 $  4,657.35   311,320 SH           SOLE                    311,320
L-3 Communications
 Holdings, Inc.           Common Stock   502424104 $  4,594.80    60,000 SH           SOLE                     60,000
eBay, Inc.                Common Stock   278642103 $  4,386.04   132,870 SH           SOLE                    132,715            155
Citrix Systems, Inc.      Common Stock   177376100 $  3,859.81   178,200 SH           SOLE                    178,200
Skyworks Solutions, Inc.  Common Stock   83088M102 $  3,672.47   498,300 SH           SOLE                    498,300
Sybase, Inc.              Common Stock   871130100 $  3,670.00   200,000 SH           SOLE                    200,000
Intevac, Inc.             Common Stock   461148108 $  3,221.78   307,715 SH           SOLE                    307,715
Lexar Media, Inc.         Common Stock   52886P104 $  3,202.87   652,315 SH           SOLE                    652,315
Harris Corp.              Common Stock   413875105 $  3,194.03   102,340 SH           SOLE                    102,340
ViaSat, Inc.              Common Stock   92552V100 $  3,136.92   154,300 SH           SOLE                    154,300
SpectraLink Corp.         Common Stock   847580107 $  2,910.88   276,700 SH           SOLE                    276,700
Teradyne, Inc.            Common Stock   880770102 $  2,892.78   241,669 SH           SOLE                    241,350            319
PDF Solutions, Inc.       Common Stock   693282105 $  2,821.19   215,030 SH           SOLE                    215,030
CNET Networks, Inc.       Common Stock   12613R104 $  2,528.80   215,400 SH           SOLE                    215,400
Yahoo! Inc.               Common Stock   984332106 $  2,425.50    70,000 SH           SOLE                     70,000
Kopin Corp.               Common Stock   500600101 $  2,085.47   408,915 SH           SOLE                    408,915
Monster Worldwide, Inc.   Common Stock   611742107 $  2,004.73    69,900 SH           SOLE                     69,900
TeleCommunication
 Systems, Inc. - A        Common Stock   87929J103 $  1,800.77   796,800 SH           SOLE                    796,800
Applied Micro Circuits
 Corp.                    Common Stock   03822W109 $  1,791.74   699,900 SH           SOLE                    699,900
Applied Films Corp.       Common Stock   038197109 $  1,761.28    68,800 SH           SOLE                     68,800
Alvarion Ltd.             Common Stock   M0861T100 $  1,730.22   148,900 SH           SOLE                    148,900
Time Warner, Inc.         Common Stock   887317105 $  1,714.45   102,600 SH           SOLE                    102,600
Airspan Networks, Inc.    Common Stock   00950H102 $  1,616.60   291,280 SH           SOLE                    291,280
Freescale Semiconductor,
 Inc.                     Common Stock   35687M206 $  1,614.09    76,208 SH           SOLE                     76,208
Novell, Inc.              Common Stock   670006105 $  1,495.44   241,200 SH           SOLE                    241,200
Power Integrations, Inc.  Common Stock   739276103 $  1,490.16    69,085 SH           SOLE                     69,085
First Data Corp.          Common Stock   319963104 $  1,404.90    35,000 SH           SOLE                     35,000
WebMD Corporation         Common Stock   94769M105 $  1,335.10   130,000 SH           SOLE                    130,000
RSA Security, Inc.        Common Stock   749719100 $  1,262.80   110,000 SH           SOLE                    110,000
InfoSpace, Inc.           Common Stock   45678T201 $  1,228.29    37,300 SH           SOLE                     37,300
CheckFree Corp.           Common Stock   162813109 $  1,192.10    35,000 SH           SOLE                     35,000
Dell, Inc.                Common Stock   24702R101 $  1,185.30    30,000 SH           SOLE                     30,000
Avici Systems, Inc.       Common Stock   05367L802 $  1,169.26   262,755 SH           SOLE                    262,755
ActivCard Corp.           Common Stock   00506J107 $  1,165.35   255,000 SH           SOLE                    255,000
Verint Systems, Inc.      Common Stock   92343X100 $  1,099.87    34,200 SH           SOLE                     34,200
Fair Isaac Corp.          Common Stock   303250104 $  1,095.00    30,000 SH           SOLE                     30,000
Overstock.com, Inc.       Common Stock   690370101 $  1,025.28    28,800 SH           SOLE                     28,800
Microvision, Inc.         Common Stock   594960106 $  1,008.75   197,795 SH           SOLE                    197,795
Vyyo, Inc.                Common Stock   918458209 $    963.06   154,585 SH           SOLE                    154,585
Cognizant Technology
 Solutions Corp. - A      Common Stock   192446102 $    928.46    19,700 SH           SOLE                     19,700
SiRF Technology Holdings,
 Inc.                     Common Stock   82967H101 $    880.46    49,800 SH           SOLE                     49,800

Synaptics, Inc.           Common Stock   87157D109 $    796.73    37,300 SH           SOLE                     37,300
Lionbridge Technologies,
 Inc.                     Common Stock   536252109 $    764.78   112,800 SH           SOLE                    112,800
Altiris, Inc.             Common Stock   02148M100 $    748.68    51,000 SH           SOLE                     51,000
OmniVision Technologies,
 Inc.                     Common Stock   682128103 $    737.67    54,280 SH           SOLE                     54,280
OpenTV Corp.              Common Stock   G67543101 $    735.14   268,300 SH           SOLE                    268,300
BEI Technologies, Inc.    Common Stock   05538P104 $    720.36    27,000 SH           SOLE                     27,000
Cognos, Inc.              Common Stock   19244C109 $    693.04    20,300 SH           SOLE                     20,300
Agere Systems, Inc. - A   Common Stock   00845V308 $    630.64    52,553 SH           SOLE                     52,553
Microtunes, Inc.          Common Stock   59514P109 $    607.32   121,100 SH           SOLE                    121,100
Volterra Semiconductor
 Corp.                    Common Stock   928708106 $    595.60    40,000 SH           SOLE                     40,000
MIPS Technologies, Inc.   Common Stock   604567107 $    576.00    80,000 SH           SOLE                     80,000
ValueClick, Inc.          Common Stock   92046N102 $    570.88    46,300 SH           SOLE                     46,300
Finisar Corp.             Common Stock   31787A101 $    552.83   526,500 SH           SOLE                    526,500
Anteon Corp               Common Stock   03674E108 $    533.75    11,700 SH           SOLE                     11,700
WebEx Communications,
 Inc.                     Common Stock   94767L109 $    528.20    20,000 SH           SOLE                     20,000
Ceragon Networks Ltd.     Common Stock   M22013102 $    492.95   106,700 SH           SOLE                    106,700
Comcast Corp. - Special
 CL A                     Common Stock   20030N200 $    449.25    15,000 SH           SOLE                     15,000
International Business
 Machines Corp.           Common Stock   459200101 $    371.00     5,000 SH           SOLE                      5,000
RADWARE LTD.              Common Stock   M81873107 $    361.60    20,000 SH           SOLE                     20,000
Dassault Systemes SA      Common Stock   237545108 $    357.57     7,400 SH           SOLE                      7,400
Trident Microsystems,
 Inc.                     Common Stock   895919108 $    340.35    15,000 SH           SOLE                     15,000
Amazon.com, Inc.          Common Stock   023135106 $    330.80    10,000 SH           SOLE                     10,000
LivePerson, Inc.          Common Stock   538146101 $    312.00   100,000 SH           SOLE                    100,000
Universal Display Corp    Common Stock   91347P105 $    308.40    30,000 SH           SOLE                     30,000
Ask Jeeves, Inc.          Common Stock   045174109 $    301.90    10,000 SH           SOLE                     10,000
Priceline.com             Common Stock   741503403 $    291.63    12,500 SH           SOLE                     12,500
Red Hat, Inc.             Common Stock   756577102 $    262.00    20,000 SH           SOLE                     20,000
NIDEC Corp                Common Stock   654090109 $    229.62     8,600 SH           SOLE                      8,600
Symmetricom, Inc.         Common Stock   871543104 $    228.14    22,000 SH           SOLE                     22,000
                                               114 $   691,625